Segment Reporting - Summary of Segment Reporting (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 1,013,703	R$ 635,483	R$ 486,987
Fund Advisory fee	94,909	72,551	43,480
Fund Management fee	844,597	516,834	420,879
Fund Other Revenue	45,428	7,924
Fund Performance fee	28,769	38,174	22,628
Taxes and contributions	(36,300)	(34,704)	(32,567)
Net revenue from services rendered	977,403	600,779	454,420
General and administrative expenses	(695,522)	(389,496)	(237,297)
Share-based payments	(29,912)	(22,479)	(14,967)
Operating profit	251,969	188,804	202,156
Finance income	145,381	86,871	121,809
Finance cost	(134,249)	(112,225)	(54,580)
Finance result, net	11,132	(25,354)	67,229
Equity Gain Loss	(1,067)	(1,500)
Profit before income taxes	262,034	161,950	269,385
Income taxes	(42,740)	(45,977)	(49,926)
Profit for the period	219,294	115,973	219,459
In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	416,739	424,840	397,092
Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	596,964	210,643	89,895
Private Equity [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	131,278	155,336	133,632
Fund Advisory fee	0	0	0
Fund Management fee	131,278	155,336	133,632
Fund Other Revenue	0	0
Fund Performance fee	0	0	0
Taxes and contributions	(7,792)	(8,688)	(8,107)
Net revenue from services rendered	123,486	146,648	125,525
General and administrative expenses	(16,910)	(17,027)	(15,384)
Share-based payments	0	(10)	(65)
Operating profit	106,576	129,611	110,076
Private Equity [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	69,294	77,017	68,569
Private Equity [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	61,984	78,319	65,063
Real Assets [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	127,998	116,515	79,766
Fund Advisory fee	5,483	5,400	2,700
Fund Management fee	121,919	102,493	77,273
Fund Other Revenue	553	180
Fund Performance fee	43	8,443	(207)
Taxes and contributions	(6,250)	(6,103)	(4,288)
Net revenue from services rendered	121,748	110,413	75,478
General and administrative expenses	(33,660)	(27,295)	(18,186)
Share-based payments	0	(46)	(651)
Operating profit	88,088	83,072	56,641
Real Assets [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	103,304	101,886	72,906
Real Assets [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	24,694	14,629	6,860
Credit [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	252,734	97,104	60,821
Fund Advisory fee	2,610	351	0
Fund Management fee	240,050	87,959	55,339
Fund Other Revenue	0	0
Fund Performance fee	10,074	8,794	5,482
Taxes and contributions	(9,110)	(4,907)	(3,411)
Net revenue from services rendered	243,624	92,197	57,410
General and administrative expenses	(93,900)	(33,576)	(15,293)
Share-based payments	0	(5)	(72)
Operating profit	149,724	58,616	42,045
Credit [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	96,382	75,273	60,821
Credit [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	156,352	21,831	0
Global Investment Productsand Solutions [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	392,372	151,363	96,863
Fund Advisory fee	63,996	19,299	36
Fund Management fee	274,257	109,203	91,594
Fund Other Revenue	44,875	7,744
Fund Performance fee	9,244	15,117	5,232
Taxes and contributions	(7,678)	(7,619)	(8,519)
Net revenue from services rendered	384,694	143,744	88,343
General and administrative expenses	(120,408)	(50,875)	(36,972)
Share-based payments	0	(10)	96
Operating profit	264,286	92,859	51,468
Global Investment Productsand Solutions [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	74,490	75,339	84,822
Global Investment Productsand Solutions [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	317,882	76,024	12,041
Equities [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	86,501	68,612	75,161
Fund Advisory fee	0	948	0
Fund Management fee	77,093	61,844	63,041
Fund Other Revenue	0	0
Fund Performance fee	9,408	5,820	12,120
Taxes and contributions	(3,496)	(3,730)	(4,794)
Net revenue from services rendered	83,005	64,882	70,366
General and administrative expenses	(32,375)	(16,836)	(16,835)
Share-based payments	0	(13)	(181)
Operating profit	50,630	48,033	53,350
Equities [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	50,449	58,904	71,335
Equities [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	36,052	9,708	3,826
Corporate Advisory [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	22,820	46,553	40,744
Fund Advisory fee	22,820	46,553	40,744
Fund Management fee	0	0	0
Fund Other Revenue	0	0
Fund Performance fee	0	0	0
Taxes and contributions	(1,974)	(3,657)	(3,448)
Net revenue from services rendered	20,846	42,896	37,297
General and administrative expenses	(7,750)	(15,192)	(9,699)
Share-based payments	0	0	0
Operating profit	13,096	27,705	27,597
Corporate Advisory [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	22,820	36,421	38,639
Corporate Advisory [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	10,132	2,105
Corporate Center [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Fund Advisory fee	0	0	0
Fund Management fee	0	0	0
Fund Other Revenue	0	0
Fund Performance fee	0	0	0
Taxes and contributions	0	0	0
Net revenue from services rendered	0	0	0
General and administrative expenses	(390,519)	(228,696)	(124,927)
Share-based payments	(29,912)	(22,395)	(14,094)
Operating profit	(420,431)	(251,091)	(139,021)
Corporate Center [Member] | In Brazil [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	0	0	0
Corporate Center [Member] | Abroad [Member]
Disclosure of operating segments [line items]
Gross revenue from services rendered	R$ 0	R$ 0	R$ 0